Consolidated Statements of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 25, 2010 Predecessor
Gas sales, related party amounts	$ 3	$ 42	$ 23	$ 0
NGL sales, related party amounts	137	28	365	0
Gathering, transportation and other fees, related party amounts	14	29	24	12
Other revenues, related party amounts	3	1	10	0
Cost of sales, related party amounts	13	35	22	7
General and administrative, related party amounts	$ 6	$ 15	$ 17	$ 0